UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter      September 30, 2005
Ended:                                      ------------------------------

Check here if Amendment /_/; Amendment
Number:
                                                    --------------
  This Amendment (Check only one.):  /_/  is a restatement.
                                     /_/  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     John C. Bennett Jr.
          -------------------------------------
Address:  One Logan Square
          -------------------------------------
          24th Floor
          -------------------------------------
          18th and Cherry Streets
          -------------------------------------
          Philadelphia, PA  19103-6996
          -------------------------------------

Form 13F File Number: 28-10248
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mehrdad Mehrespand
           -----------------------------------
Title:     Attorney-in-fact
           -----------------------------------
Phone:     (202) 778-9191
           -----------------------------------

Signature, Place, and Date of Signing:

 /s/ Mehrdad Mehrespand as
     attorney-in-fact            Washington, D.C.          November 9, 2005
 -------------------------       ----------------          ----------------
        [Signature]               [City, State]                 [Date]


/_/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number       Name

  28-    04580               PNC Bank Delaware
       --------------      ----------------------------

  28-    07144               Wachovia Bank, N.A.
  28-    00694               JP Morgan Chase & Co.
  28-    03545               Brown Brothers Harriman & Co.
       --------------      ----------------------------







                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             4
                                              ------------------------

Form 13F Information Table Entry Total:        63
                                              ------------------------

Form 13F Information Table Value Total:        139,653
                                              ------------------------
                                                    (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.         Form 13F File Number    Name

   1         28-04580                   PNC Bank Delaware
   ------    ---------------------     -----------------------------------

   2         28-07144                   Wachovia Bank, N.A.
   ------    ---------------------     -----------------------------------

   3         28-00694                   JP Morgan Chase & Co.
   ------    ---------------------     -----------------------------------

   4         28-03545                   Brown Brothers Harriman & Co.
   ------    ---------------------     -----------------------------------



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

                                                     FORM 13-F INFORMATION TABLE
   COLUMN 1          COLUMN 2      COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8
-----------------  ------------  ----------  --------    ----------------------   ------------ --------  ---------------------

                                               VALUE     SHRS OR   SH/     PUT/    INVESTMENT   OTHER      VOTING AUTHORITY
                     TITLE OF
NAME OF ISSUER        CLASS          CUSIP    (x$1000)   PRN AMT   PRN     CALL    DISCRETION  MANAGERS  SOLE   SHARED    NONE
-----------------  ------------   ----------  --------   ----------------------   ------------ --------  ---------------------

3MCO                 Common        88579Y101   $1,339   18,280    SH             Shared-other     1,2,3          18,280

Abbott Labs          Common        0028241000  $276     6,500     SH             Shared-other     2,4            6,500

Adobe Sys Inc        Common        00724F101   $1,878   46,800    SH             Shared-other     1              46,800

Allstate Corp        Common        020002101   $1,045   18,900    SH             Shared-other     1              18,900

Altria               Common        02002101    $479     6,500     SH             Shared-other     1              6,500

American             Common        025816109   $2,395   41,690    SH             Shared-other     1              41,690
Express Co

Amgen Inc            Common        031162100   $2,335   29,310    SH             Shared-other     1,4            29,310

Analog Devices       Common        032654105   $800     21,530    SH             Shared-other     1              21,530
Inc

Applied              Common        038222105   $912     53,750    SH             Shared-other     1              53,750
Materials Inc

Avon Prods Inc       Common        054303102   $893     33,070    SH             Shared-other     1,4            33,070

Baker Hughes Inc     Common        057224107   $771     12,920    SH             Shared-other     1              12,920

Bank of America      Common        060505104   $2,245   53,320    SH             Shared-other     1,2            53,320
Corporation

Baxter Intl Inc      Common        071813109   $1,250   31,350    SH             Shared-other     1              31,350
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

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

BP PLC Spons ADR     Common        055622104   $260     3,668     SH             Shared-other     2,4            3,668

Cisco Sys Inc        Common        17275R102   $1,941   108,300   SH             Shared-other     1,2            108,300

Citigroup Inc        Common        172967101   $1,139   25,019    SH             Shared-other     1,4            25,019

Coca Cola Co         Common        191216100   $755     17,480    SH             Shared-other     1,2,4          17,480

Conoco Phillips      Common        20825C104   $720     10,300    SH             Shared-other     1              10,300

Devon Energy         New Common    25179M103   $1,627   23,700    SH             Shared-other     1              23,700
Corp

Disney Walt Co       Common        254687106   $1,383   57,330    SH             Shared-other     1              57,330

Ebay Inc             Common        278642103   $379     9,200     SH             Shared-other     1              9,200

Entergy Corp         New Common    29364G103   $574     7,720     SH             Shared-other     1              7,720

Exxon Mobil Corp     Common        30231G102   $4,052   63,769    SH             Shared-other     1,2,4          63,769

Federated            Common        31410H101   $893     13,350    SH             Shared-other     1              13,350
Department
Stores Inc

Fedex Corp           Common        30231G102   $501     5,745     SH             Shared-other     1              5,745

General Elec Co      Common        369604103   $2,429   72,130    SH             Shared-other     1,2,4          72,130

Genworth Finl In     Common        37247D106   $1,006   31,200    SH             Shared-other     1              31,200

Gilead Sciences      Common        375558103   $1,291   26,470    SH             Shared-other     1              26,470
Inc

Goldman Sachs        Common        38141G104   $1,449   11,920    SH             Shared-other     1              11,920
Group Inc
------------------------------------------------------------------------------------------------------------------------------


Illinois Tool        Common        452308109   $566     6,870     SH             Shared-other     1,4            6,870
Works Inc

Intel Corp           Common        458140100   $1,536   62,310    SH             Shared-other     1,2,4          62,310

International        Common        459200101   $1,114   13,890    SH             Shared-other     1,2,4          13,890
Business Machs

Johnson &            Common        478160104   $62,640  989,933   SH             Shared-other     1,3            989,933
Johnson

Lehman Bros          Common        524908100   $1,223   10,500    SH             Shared-other     1              10,500
Hldgs Inc

Lowes Companies      Common        548661107   $1,047   16,250    SH             Shared-other     1              16,250
Inc

McDonalds Corp       Common        580135101   $915     27,320    SH             Shared-other     1              27,320

Medco Health         Common        585005106   $1,121   20,450    SH             Shared-other     1              20,450
Solutions Inc

Medtronic Inc        Common        585055106   $1,571   29,300    SH             Shared-other     1,4            29,300

Mellon Finl Corp     Common        58551A108   $627     19,620    SH             Shared-other     1              19,620

Microsoft Corp       Common        594918104   $3,367   130,850   SH             Shared-other     1,2,4          130,850

Monsanto Co          New Common    61166W101   $1,040   16,570    SH             Shared-other     1              16,570

Motorola Inc         Common        620076109   $1,451   65,850    SH             Shared-other     1              65,850

Network              Common        64120L104   $926     39,000    SH             Shared-other     1              39,000
Appliance Inc

Nike Inc             Class B       654106103   $723     8,850     SH             Shared-other     1              8,850
------------------------------------------------------------------------------------------------------------------------------

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


Northrop             Common        666807102   $967     17,800    SH             Shared-other     1              17,800
Grunman Corp

Pepsico Inc          Common        713448108   $2,436   42,930    SH             Shared-other     1,3            42,930

Pfizer Inc           Common        717081103   $1,617   64,760    SH             Shared-other     1,4            64,760

PG&E Corp            Common        69331C108   $830     21,150    SH             Shared-other     1              21,150

Principal            Common        74251V02    $1,236   26,100    SH             Shared-other     1              26,100
Financial Group
Inc

Procter &            Common        742718109   $2,777   46,700    SH             Shared-other     1              46,700
Gamble Co

Prudential Finl      Common        744320102   $1,455   21,530    SH             Shared-other     1              21,530
Inc

Qualcomm Inc         Common        747525103   $483     10,770    SH             Shared-other     1,3            10,770

Schering-Plough      Common        806605101   $926     44,000    SH             Shared-other     1              44,000
Corp

Schlumberger Ltd     Common        806857108   $224     2,850     SH             Shared-other     1              2,850

Sprint Nextel        Common        852061100   $795     33,450    SH             Shared-other     1              33,450
Corp

The Hershey          Common        427866108   $1,469   26,080    SH             Shared-other     1,2            26,080
Company

Tyco Intl Ltd        Common        402124106   $1,326   152,000   SH             Shared-other     1              152,000
Nev

United Health        Common        91324P102   $1,194   21,240    SH             Shared-other     1              21,240
Group Inc

United               Common        913017109   $1,153   22,240    SH             Shared-other     1              22,240
Technologies Corp

US Bancorp DEL       New Common    902973304   $1,090   38,820    SH             Shared-other     1              38,820
------------------------------------------------------------------------------------------------------------------------------


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


Viacom Inc           Class B       925524308   $1,186   35,930    SH             Shared-other     1,4            35,930

Wal-Mart Stores      Common        931142103   $924     21,080    SH             Shared-other     1,4            21,080
Inc

Yahoo Inc            Common        984332106   $681     19,940    SH             Shared-other     1              19,940
------------------------------------------------------------------------------------------------------------------------------

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